    As filed with the Securities and Exchange Commission on October 12, 2000

                                                   1933 Act File No. 2-92915
                                                   1940 Act File No. 811-4096

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 35
                           AND REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 36

                          MFS(R) MUNICIPAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------

                     MFS(R) NEW YORK MUNICIPAL BOND FUND

          SUPPLEMENT DATED JANUARY 1, 2001 TO THE CURRENT PROSPECTUS

    This Supplement describes the fund's class C shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

1. RISK RETURN SUMMARY

PERFORMANCE TABLE. The Performance Table is not included because the fund's class C shares has not had a full calendar year of investment operations.

2. EXPENSE SUMMARY

EXPENSE TABLE

The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)             CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) ...........................          None

Maximum Deferred Sales Charge (Load) (as a percentage of original
  purchase price or redemption proceeds, whichever is less) .....         1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees .................................................         0.55%

Distribution and Service (12b-1) Fees(1) ........................         1.00%

Other Expenses(2) ...............................................         0.23%
                                                                         ------
Total Annual Fund Operating Expenses ............................         1.78%

Fee Waiver(3) ...................................................       (0.20)%
                                                                         ------
Net Expenses ....................................................         1.58%

----------
(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).
(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" would be 1.56%.
(3) MFS has contractually agreed to waive its right to receive the management fee to a maximum of 0.35% annually of the fund's average daily net assets.

EXAMPLE OF EXPENSES

The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

o   The fund's operating expenses remain the same;

The table is supplemented as follows, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Operating Expenses" for subsequent years.

SHARE CLASS                                            YEAR 1           YEAR 3
------------------------------------------------------------------------------
Class C shares
  Assuming redemption at end of period                   161              541
  Assuming no redemption                                 264              541

3. DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

The fund offers three classes of shares, each bearing different sales charges and distribution fee arrangements. Class A and class B are described in the Prospectus and Statement of Additional Information, and class C shares are described below.

CLASS C SHARES

You may purchase class C shares at net asset value without an initial sales charge, but if you redeem your shares within the first year you may be subject to a CDSC of 1.00%. Class C shares have annual distribution and service fees up to a maximum of 1.00% of net assets annually. Class C shares do not convert to any other class of shares of the fund.

CALCULATION OF CDSC

As discussed above, certain investments in class C shares will be subject to a CDSC.


    Purchases of class C shares made on any day during a calendar month will age one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.


    No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.


    The CDSC will be applied in a manner that results in the CDSC being imposed at the lowest possible rate, which means that the CDSC will be applied against the lesser of your direct investment or the total cost of your shares. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class C shares and the services provided to you by your financial adviser. These annual distribution and service fees may equal up to 1.00% for class C shares (a 0.75% distribution fee and a 0.25% service fee) and are paid out of the assets of this class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

4. HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:


    You may purchase, exchange and redeem class C shares of the fund in the manner described in the prospectus. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described below and in the prospectus under the caption "Investor Services and Programs."


    The maximum investment in class C shares is $1,000,000 per transaction. Class C shares are not available for purchase by any retirement plan qualified under Section 401}a{ or 403}b{ of the Internal Revenue Code if the plan or its sponsor subscribes to certain recordkeeping services made available by MFSC, such as the MFS Corporate Plan Services 401}k{ Plan.

5. INVESTOR SERVICES AND PROGRAMS

The discussion of Purchase and Redemption Programs is supplemented as follows:

    As a shareholder of class C shares, you have available to you a number of services and investment programs as described in the Prospectus under this caption. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the fund is made through a retirement plan.

    The discussion about shareholder services and investment programs under "Purchase and Redemption Programs" applies to class C shares, except that the letter of intent and right of accumulation programs are only available to class A shareholders. In addition, the information under "Systematic Withdrawal Plan" is supplemented as follows:

FOR THE SYSTEMATIC WITHDRAWAL PLAN

For class C shares, you can receive up to 10% (15% for certain IRA distributions) of the value of your account through these payments in any one year (measured at the time you establish this plan). You will incur no CDSC on class C shares redeemed under this plan.

                THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 2001

--------------------------------------------------------------------------------
                           MFS MUNICIPAL SERIES TRUST

                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND

                                     PART C

ITEM 23.  EXHIBITS

         1  (a)   Amended and Restated Declaration of Trust, dated February 3,
                  1995. (1)

            (b) Amendment to Declaration of Trust, dated April 29, 1999 to add two new series. (11)

            (c) Form of Certification of Amendment to Declaration of Trust - Establishment and Designation of Class; filed herewith.

         2        Amended and Restated By-Laws, dated December 14, 1994. (1)

         3        Form of Share Certificate for Class A, B and C Shares.  (3)

         4  (a)   Investment Advisory Agreement, dated August 24, 1984 for
                  all series other than Arkansas, California, Florida, Louisiana*, Mississippi, Pennsylvania, Texas*, Washington*, and MFS Municipal Income Fund. (3)

            (b) Investment Advisory Agreement, dated February 1, 1992, for the MFS Arkansas Municipal Bond Fund. (3)

            (c) Investment Advisory Agreement, dated February 1, 1992, for the MFS Florida Municipal Bond Fund. (3)

            (d) Investment Advisory Agreement, dated February 1, 1992, for the MFS Texas Municipal Bond Fund*. (3)

            (e) Investment Advisory Agreement, dated August 1, 1992, for the MFS Mississippi Municipal Bond Fund. (3)

            (f) Investment Advisory Agreement, dated August 1, 1992, for the MFS Washington Municipal Bond Fund*. (3)

            (g) Investment Advisory Agreement, dated February 1, 1993, for MFS Louisiana Municipal Bond Fund*. (3)

---------------------------
*No longer in existence

            (h) Investment Advisory Agreement, dated February 1, 1993, for MFS Pennsylvania Municipal Bond Fund. (3)

            (i) Investment Advisory Agreement, dated September 1, 1993, for MFS California Municipal Bond Fund. (3)

            (j) Investment Advisory Agreement, dated September 1, 1993, for the MFS Municipal Income Fund. (3)

            (k) Investment Advisory Agreement, dated July 30, 1999, for the MFS New York High Income Tax Free Fund. (12)

            (l) Investment Advisory Agreement, dated July 30, 1999, for the MFS Massachusetts High Income Tax Free Fund. (12)

         5  (a)   Amended and Restated Distribution Agreement for the MFS
                  Municipal Series Trust, dated January 1, 1995. (1)

            (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer and the Mutual Fund Agreement between MFS and a bank effective November 29, 1999. (6)

         6 Retirement Plan for Non-Interested Person Trustees, as amended and restated February 10, 1999. (7)

         7  (a)   Custodian Agreement, dated June 15, 1988.  (3)

            (b)   Amendment to Custodian Agreement, dated June 15, 1988.  (3)

            (c)   Amendment to Custodian Agreement, dated August 9, 1989.  (3)

            (d)   Amendment to Custodian Agreement, dated October 1, 1989.  (3)

            (e) Amendment No. 3 to the Custodian Agreement, dated October 9, 1991. (3)

         8  (a)   Shareholder Servicing Agent Agreement, dated August 1, 1985.
                  (3)

            (b) Amendment to Shareholder Servicing Agent Agreement, dated April 1, 1999. (11)

            (c)   Exchange Privilege Agreement, dated July 30, 1997.  (3)

            (d) Master Administrative Services Agreement dated March 1, 1997, as amended and restated April 1, 1999. (9)

            (e)   Dividend Disbursing Agency Agreement, dated February 1, 1986.
                  (3)

         9  (a)   Opinion and Consent of Counsel, dated June 30, 1998.  (10)

            (b)   Legal Opinion Consent, dated October 10, 2000; filed herewith.

        10        Consent of Deloitte & Touche LLP.  (12)

        11        Not Applicable.

        12        Not Applicable.

        13  (a)   Amended and Restated Master Distribution Plan pursuant to Rule
                  12b-1 under the Investment Company Act of 1940 effective
                  December 8, 1999. (8)

            (b) Exhibits as revised October 11, 2000, to Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940; filed herewith.

        14        Not Applicable.

        15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 amended and restated July 30, 1998 (Exhibit A dated April 12, 2000). (5)

        16 Code of Ethics for the fund pursuant to Rule 17j-1 under the Investment Company Act of 1940. (4)

            Power of Attorney, dated August 9, 2000; filed herewith.

------------------
(1) Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on May 31, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the SEC via EDGAR on July 28, 1995.
(4) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(5) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.
(6) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 81-2031) Post-Effective Amendment No. 48 filed with the SEC via EDGAR on November 29, 1999.
(7) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
(8) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 15 filed with the SEC via EDGAR on February 28, 2000
(9) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the SEC via EDGAR on July 20, 1998.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the SEC via EDGAR on May 14, 1999.
(12) Incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 28, 2000

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable.

ITEM 25.  INDEMNIFICATION

          Reference is hereby made to (a) Article V of Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 26 to its Registration Statement; (b) Section 4 of the Distribution Agreement between Registrant and MFS Fund Distributors, Inc., filed as an Exhibit to Post-Effective Amendment No. 26; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement as initially filed.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor will be insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940 as amended.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          MFS INVESTMENT MANAGEMENT K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

          MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          MASSACHUSETTS INVESTORS TRUST
          MASSACHUSETTS INVESTORS GROWTH STOCK FUND
          MFS GROWTH OPPORTUNITIES FUND
          MFS GOVERNMENT SECURITIES FUND
          MFS SERIES TRUST I
          MFS SERIES TRUST V
          MFS SERIES TRUST VI
          MFS SERIES TRUST X
          MFS GOVERNMENT LIMITED MATURITY FUND

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST II

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS GOVERNMENT MARKETS INCOME TRUST
          MFS INTERMEDIATE INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST III

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST IV
          MFS SERIES TRUST IX

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST VII

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SERIES TRUST VIII

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS MUNICIPAL SERIES TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS VARIABLE INSURANCE TRUST
          MFS SERIES TRUST XI
          MFS INSTITUTIONAL TRUST

          Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS MUNICIPAL INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS MULTIMARKET INCOME TRUST
          MFS CHARTER INCOME TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS SPECIAL VALUE TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

          MFS/SUN LIFE SERIES TRUST

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MONEY MARKET VARIABLE ACCOUNT
          HIGH YIELD VARIABLE ACCOUNT
          CAPITAL APPRECIATION VARIABLE ACCOUNT
          GOVERNMENT SECURITIES VARIABLE ACCOUNT
          TOTAL RETURN VARIABLE ACCOUNT
          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
          MANAGED SECTORS VARIABLE ACCOUNT

          C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MERIDIAN FUNDS

          Jeffrey L. Shames is Chairman, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

          VERTEX

          Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - AUSTRALIA

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS HOLDINGS - AUSTRALIA

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS TRUST

          The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

          MFS ORIGINAL RESEARCH PARTNERS, LLC

          Joseph J. Trainor is the President and a Manager, Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS ORIGINAL RESEARCH ADVISORS, LLC

          Joseph J. Trainor is the President and a Manager, Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada; Director, United Dominion
                                Industries Limited, Charlotte, N.C.; Director,
                                PanCanadian Petroleum Limited, Calgary, Alberta;
                                Director, LWT Services, Inc., Calgary Alberta;
                                Director, Western Star Trucks, Inc., Kelowna,
                                British Columbia; Director, Westshore Terminals
                                Income Fund, Vancouver, British Columbia;
                                Director (until 4/99), Canadian Pacific Ltd.,
                                Calgary, Alberta

ITEM 27.  DISTRIBUTORS

          (a) Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                          NAME                                   ADDRESS
                          ----                                   -------

            Massachusetts Financial Services              500 Boylston Street
              Company (investment adviser)                Boston, MA  02116

            MFS Fund Distributors, Inc.                   500 Boylston Street
              (principal underwriter)                     Boston, MA  02116

            State Street Bank and                         State Street South
              Trust Company (custodian)                   5 - West
                                                          North Quincy, MA 02171

            MFS Service Center, Inc.                      2 Avenue de Lafayette
              (transfer agent)                            Boston, MA  02111-1738

ITEM 29.    MANAGEMENT SERVICES

            Not applicable.

ITEM 30.    UNDERTAKINGS

            Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 10th day of October, 2000.

                                 MFS(R) MUNICIPAL SERIES TRUST

                                 By:    JAMES R. BORDEWICK, JR.
                                        ----------------------------------------
                                 Name:  James R. Bordewick, Jr.
                                 Title: Assistant Clerk and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 10, 2000.

             SIGNATURE                                    TITLE
             ---------                                    -----


JEFFREY L. SHAMES*               Chairman, President (Principal Executive
----------------------              Officer) and Trustee
Jeffrey L. Shames

JAMES O. YOST*                   Treasurer (Principal Financial Officer
----------------------              and Principal Accounting Officer)
James O. Yost

MARSHALL N. COHAN*               Trustee
----------------------
Marshall N. Cohan

LAWRENCE H. COHN, M.D.*          Trustee
----------------------
Lawrence H. Cohn, M.D.

SIR J. DAVID GIBBONS*            Trustee
----------------------
Sir J. David Gibbons

ABBY M. O'NEILL*                 Trustee
----------------------
Abby M. O'Neill

WALTER E. ROBB, III*             Trustee
----------------------
Walter E. Robb, III

ARNOLD D. SCOTT*                 Trustee
----------------------
Arnold D. Scott

J. DALE SHERRATT*                Trustee
----------------------
J. Dale Sherratt

WARD SMITH*                      Trustee
----------------------
Ward Smith

                                 *By:      JAMES R. BORDEWICK, JR.
                                           -----------------------------------
                                  Name:    James R. Bordewick, Jr.
                                           as Attorney-in-fact

                                           Executed by James R. Bordewick, Jr.
                                           on behalf of those indicated pursuant
                                           to a Power of Attorney dated
                                           August 9, 2000.

                                POWER OF ATTORNEY
                           MFS MUNICIPAL SERIES TRUST

         The undersigned, Trustees and officers of MFS Municipal Series Trust (the "Registrant"), hereby severally constitute and appoint Jeffrey L. Shames, Arnold D. Scott, Stephen E. Cavan, James O. Yost and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 9th day of August, 2000.

JEFFREY L. SHAMES                 Chairman of the Board; Trustee;
--------------------              and Principal Executive Officer
Jeffrey L. Shames

JAMES O. YOST                     Principal Financial And Accounting Officer
--------------------
James O. Yost

MARSHALL N. COHAN                 Trustee
--------------------
Marshall N. Cohan

LAWRENCE H. COHN                  Trustee
--------------------
Lawrence H. Cohn

SIR J. DAVID GIBBONS              Trustee
--------------------
Sir J. David Gibbons

ABBY M. O'NEILL                   Trustee
--------------------
Abby M. O'Neill

WALTER E. ROBB                    Trustee
--------------------
Walter E. Robb

ARNOLD D. SCOTT                   Trustee
--------------------
Arnold D. Scott

J. DALE SHERRATT                  Trustee
--------------------
J. Dale Sherratt

WARD SMITH                        Trustee
--------------------
Ward Smith

                                INDEX TO EXHIBITS

EXHIBIT NO.              DESCRIPTION OF EXHIBIT                       PAGE NO.

    1 (c)  Form of Certification of Amendment to
           Declaration of Trust - Establishment and
           Designation of Class.

    9 (b)  Legal Opinion Consent, dated October 10, 2000.

   13 (b)  Exhibits as revised October 11, 2000, to Master
           Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940.